UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03380

Legg Mason Value Trust, Inc.

(Name of Registrant)

100 Light Street, Baltimore, MD 21202
(Address of Principal Executive Offices)

Richard M. Wachterman, Esq. Legg Mason & Co., LLC 100 Light Street Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: March 31, 2008

Date of reporting period: September 30, 2007

Item 1.	Report to Shareholders.

Semi-Annual Report to Shareholders

To Our Shareholders,

We are pleased to provide you with Legg Mason Value Trust’s semi-annual report for the six months ended September 30, 2007. Total returns for various periods ended September 30, 2007 are:

Total Returns
	6 Months	9 Months	12 Months
Value Trust:
Primary Class	+4.57%	+2.91%	+12.97%
Class R	+4.79%	+3.26%	N/A
Financial Intermediary Class	+4.90%	+3.41%	+13.69%
Institutional Class	+5.08%	+3.68%	+14.09%
S&P 500 Stock Composite IndexA	+8.44%	+9.13%	+16.44%
Value Line IndexB	+0.28%	+3.30%	+10.90%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com. For Class R, Financial Intermediary Class and Institutional Class please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the Fund share classes included in this report, please contact your financial advisor.

Beginning in the summer and continuing into the fall, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants appeared to be limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wider range of financial institutions and markets. As a result, domestic and international equity markets have also experienced heightened volatility.

A

A market-capitalization weighted index, composed of 500 widely held common stocks, that is generally considered representative of the U.S. stock market. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indexes.

B	Composed of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large- and small-capitalization companies.

N/A — Not applicable.

Semi-Annual Report to Shareholders

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

John F. Curley, Jr.	Mark R. Fetting
Chairman	President

November 1, 2007

Semi-Annual Report to Shareholders

Expense Example

Legg Mason Value Trust, Inc.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary, Class R and Financial Intermediary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on April 1, 2007, and held through September 30, 2007.

Actual Expenses

The first line for each class in the table on the next page provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

Semi-Annual Report to Shareholders

Expense Example — Continued

	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses PaidA During the Period 04/01/07 to 09/30/07
Primary Class
Actual	$1,000.00	$1,045.70	$8.62
Hypothetical (5% return before expenses)	1,000.00	1,016.65	8.49
Class R
Actual	$1,000.00	$1,047.90	$6.67
Hypothetical (5% return before expenses)	1,000.00	1,018.55	6.58
Financial Intermediary Class
Actual	$1,000.00	$1,049.00	$5.29
Hypothetical (5% return before expenses)	1,000.00	1,019.90	5.22
Institutional Class
Actual	$1,000.00	$1,050.80	$3.55
Hypothetical (5% return before expenses)	1,000.00	1,021.61	3.50

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratios of 1.68%, 1.30%, 1.03%, and 0.69% for the Primary Class, Class R, Financial Intermediary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Legg Mason Value Trust, Inc.

The graphs on the following pages compare the Fund’s total returns to the S&P 500 Stock Composite and Value Line indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in Class R, Financial Intermediary Class and Institutional Class for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the indices’ results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+12.97%	+12.97%
Five Years	+109.05%	+15.89%
Ten Years	+127.70%	+8.58%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Class R

Period Ended September 30, 2007

Cumulative Total Return
Life of Class*	+2.77%

*	Inception date: December 28, 2006

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for the period beginning December 31, 2006.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Financial Intermediary Class

Periods Ended September 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+13.69%	+13.69%
Five Years	+116.13%	+16.67%
Life of Class*	+51.32%	+6.56%

*	Inception date: March 23, 2001

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning March 31, 2001.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended September 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+14.09%	+14.09%
Five Years	+119.75%	+17.05%
Ten Years	+151.40%	+9.66%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders

Performance Information — Continued

Portfolio Composition (As of September 30, 2007)C

(As a percentage of the portfolio)

Top 10 Holdings (As of September 30, 2007)

Security	% of Net Assets
Amazon.com Inc.	8.8%
The AES Corp.	5.0%
Sprint Nextel Corp.	4.8%
Google Inc.	4.7%
Qwest Communications International Inc.	4.6%
J.P. Morgan Chase and Co.	4.3%
UnitedHealth Group Inc.	4.2%
Aetna Inc.	4.2%
eBay Inc.	3.5%
Yahoo! Inc.	3.4%

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders

Selected Portfolio PerformanceD

Strongest performers for the quarter ended September 30, 2007E
1. Amazon.com Inc.	+36.2%
2. eBay Inc.	+21.3%
3. Cisco Systems Inc.	+19.0%
4. Electronic Arts Inc. (EA)	+18.3%
5. Seagate Technology	+18.0%
6. International Business Machines Corp.	+12.3%
7. Hewlett-Packard Co.	+11.8%
8. Aetna Inc.	+9.9%
9. General Electric Co.	+8.9%
10. Expedia Inc.	+8.8%

Weakest performers for the quarter ended September 30, 2007E
1. Countrywide Financial Corp.	–47.4%
2. Pulte Homes Inc.	–39.2%
3. KB HOME	–35.9%
4. Centex Corp.	–33.7%
5. Sears Holdings Corp.	–25.0%
6. Tyco International Ltd.	–16.1%
7. Capital One Financial Corp.	–15.3%
8. IAC/InterActiveCorp	–14.3%
9. Time Warner Inc.	–12.5%
10. The AES Corporation	–8.4%

Portfolio Changes

Securities added during the quarter	Securities sold during the quarter
Amgen Inc.	The Home Depot Inc.
Best Buy Co. Inc.
Covidien Ltd.
Exxon Mobil Corp.
Nucor Corp.
NYSE Euronext
Texas Instruments Inc.
The Bear Stearns Cos. Inc.
The Goldman Sachs Group Inc.

D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
E	Securities held for the entire quarter.

Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Value Trust, Inc.

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 99.3%
Consumer Discretionary — 27.3%
Automobiles — 0.8%
General Motors Corp.	4,034	$148,048

Household Durables — 2.1%
Centex Corp.	5,977	158,809
KB HOME	3,919	98,210
Pulte Homes Inc.	10,679	145,341

		402,360

Internet and Catalog Retail — 14.1%
Amazon.com Inc.	18,158	1,691,431	A
Expedia Inc.	17,238	549,537	A,B
IAC/InterActiveCorp	15,391	456,636	A,B

		2,697,604

Leisure Equipment and Products — 2.9%
Eastman Kodak Co.	20,957	560,807	B

Media — 4.2%
The DIRECTV Group Inc.	15,540	377,309	A
Time Warner Inc.	23,514	431,717

		809,026

Multiline Retail — 3.2%
Sears Holdings Corp.	4,801	610,687	A

Specialty Retail — N.M.
Best Buy Co. Inc.	171	7,858

Energy — 0.2%
Oil, Gas and Consumable Fuels — 0.2%
Exxon Mobil Corp.	500	46,280

Semi-Annual Report to Shareholders

	Shares/Par	Value
Financials — 14.5%
Capital Markets — 1.6%
The Bear Stearns Cos. Inc.	1,600	$196,496
The Goldman Sachs Group Inc.	500	108,370

		304,866

Consumer Finance — 1.5%
Capital One Financial Corp.	4,357	289,402

Diversified Financial Services — 7.0%
Citigroup Inc.	10,288	480,141
J.P. Morgan Chase and Co.	17,832	817,062
NYSE Euronext	500	39,585

		1,336,788

Insurance — 2.4%
American International Group Inc.	6,958	470,709

Thrifts and Mortgage Finance — 2.0%
Countrywide Financial Corp.	20,425	388,275

Health Care — 13.5%
Biotechnology — 0.5%
Amgen Inc.	1,670	94,449	A

Health Care Equipment and Supplies — 1.5%
Covidien Ltd.	7,163	297,264	A

Health Care Providers and Services — 10.0%
Aetna Inc.	14,843	805,519
Health Net Inc.	5,501	297,351	A
UnitedHealth Group Inc.	16,786	812,936

		1,915,806

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Value Trust, Inc. — Continued

	Shares/Par	Value
Health Care — Continued
Pharmaceuticals — 1.5%
Pfizer Inc.	11,440	$279,477

Industrials — 4.3%
Industrial Conglomerates — 4.3%
General Electric Co.	12,458	515,778
Tyco International Ltd.	6,904	306,123

		821,901

Information Technology — 24.6%
Communications Equipment — 2.8%
Cisco Systems Inc.	11,275	373,299	A
Motorola Inc.	8,545	158,339

		531,638

Computers and Peripherals — 5.5%
Hewlett-Packard Co.	8,426	419,530
International Business Machines Corp.	2,941	346,403
Seagate Technology	11,051	282,673

		1,048,606

Internet Software and Services — 11.6%
eBay Inc.	17,168	669,894	A
Google Inc.	1,602	908,710	A
Yahoo! Inc.	24,286	651,828	A

		2,230,432

Semiconductors and Semiconductor Equipment — 1.5%
Texas Instruments Inc.	7,785	284,835

Software — 3.2%
CA Inc.	10,189	262,061
Electronic Arts Inc. (EA)	6,369	356,600	A

		618,661

Semi-Annual Report to Shareholders

	Shares/Par	Value
Materials — 0.5%
Metals and Mining — 0.5%
Nucor Corp.	1,600	$95,152

Telecommunication Services — 9.4%
Diversified Telecommunication Services — 4.6%
Qwest Communications International Inc.	96,291	882,026	A,B

Wireless Telecommunication Services — 4.8%
Sprint Nextel Corp.	49,040	931,757

Utilities — 5.0%
Independent Power Producers and Energy Traders — 5.0%
The AES Corp.	47,807	958,052	A,B

Total Common Stocks and Equity Interests (Cost — $12,070,109)		19,062,766

Repurchase Agreements — 0.8%

Bank of America
4.75%, dated 9/28/07, to be repurchased at $82,457 on 10/1/07 (Collateral: $82,060 Freddie Mac notes, 6%, due 7/6/17, value $84,799)	$82,424	$82,424
Goldman Sachs and Co.
5.00%, dated 9/28/07, to be repurchased at $82,458 on 10/1/07 (Collateral: $85,138 Fannie Mac mortgage backed-securities, 5.50%, due 2/1/35, value $83,999)	82,424	82,424

Total Repurchase Agreements (Cost — $164,848)		164,848

Total Investments — 100.1% (Cost — $12,234,957) C		19,227,614
Other Assets Less Liabilities — (0.1)%		(28,096)

Net Assets — 100.0%		$19,199,518

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Value Trust, Inc. — Continued

A	Non-income producing.
B

An “Affiliated Company”, under the Investment Company Act of 1940 as amended, due to the Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2007, the total market value of Affiliated Companies was $3,407,058 and the cost was $2,358,360.

C

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,171,716
Gross unrealized depreciation	(1,179,059)

Net unrealized appreciation	$6,992,657

N.M. — Not Meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Value Trust, Inc.

September 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value:
Affiliated companies (cost – $2,358,360)		$3,407,058
Non-affiliated companies (cost – $9,711,749)		15,655,708
Short-term securities at value (cost – $164,848)		164,848
Receivable for securities sold		119,175
Receivable for fund shares sold		29,225
Dividends and interest receivable		6,902
Other assets		109

Total assets		$19,383,025

Liabilities:
Payable for securities purchased	$116,215
Payable for fund shares repurchased	45,177
Accrued management fee	10,139
Accrued distribution and service fees	8,522
Accrued expenses	3,454

Total liabilities		183,507

Net Assets		$19,199,518

Net assets consist of:

Accumulated paid-in-capital		$11,394,876
Accumulated net investment loss		(44,861)
Accumulated net realized gain on investments		856,846
Unrealized appreciation of investments		6,992,657

Net Assets		$19,199,518

Net Asset Value Per Share:
Primary Class (144,068 shares outstanding)		$73.60

Class R (520 shares outstanding)		$80.70

Financial Intermediary Class (22,255 shares outstanding)		$80.82

Institutional Class (81,802 shares outstanding)		$82.59

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Legg Mason Value Trust, Inc.

For the Six Months Ended September 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:

Interest	$1,903
Dividends:
Affiliated companies	5,375
Non-affiliated companies	76,301

			$83,579

Expenses:

Management fees	66,241
Distribution and service fees:
Primary Class	52,770
Class R	56
Financial Intermediary Class	2,664
Audit and legal fees	170
Custodian fees	848
Directors’ fees and expenses	48
Registration fees	93
Reports to shareholders	1,165
Transfer agent and shareholder servicing expense:
Primary Class	2,777
Class R	14
Financial Intermediary Class	1,065
Institutional Class	313
Other expenses	205

	128,429
Less: Fees waived	(72)
Compensating balance credits	—	A

Net expenses			128,357

Net Investment Loss			(44,778)

Net Realized and Unrealized Gain on Investments:

Net realized gain on:
Investments			872,313	B
Change in unrealized appreciation/depreciation of investments			116,220

Net Realized and Unrealized Gain on Investments			988,533

Change in Net Assets Resulting From Operations			$943,755

A	Amount represents less than $1.
B	Includes $266,062 of net realized gain on the sale of shares of Affiliated Companies.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Value Trust, Inc.

(Amounts in Thousands)

	For the Six Months Ended September 30, 2007	For the Year Ended March 31, 2007
	(Unaudited)
Change in Net Assets:

Net investment loss	$(44,778)	$(88,422)

Net realized gain	872,313	758,049

Change in unrealized appreciation/depreciation	116,220	112,211

Change in net assets resulting from operations	943,755	781,838
Distributions to shareholders from:
Net realized gain on investments:
Primary Class	(191,347)	—
Class R	(340)	—
Financial Intermediary Class	(34,324)	—
Institutional Class	(106,902)	—
Change in net assets from fund share transactions:
Primary Class	(822,968)	(1,374,499)
Class R	41,865	603
Financial Intermediary Class	(475,013)	52,060
Institutional Class	(278,409)	284,022

Change in net assets	(923,683)	(255,976)

Net Assets:

Beginning of period	20,123,201	20,379,177

End of period	$19,199,518	$20,123,201

Accumulated net investment loss	$(44,861)	$(83)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Value Trust, Inc.

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended September 30, 2007		Years Ended March 31,
			2007		2006		2005		2004		2003
	(Unaudited)
Net asset value, beginning of period	$71.57		$69.14 $		61.35		$57.55		$39.41		$48.23

Investment operations:
Net investment loss	(.32	)A	(.57	)A	(.55	)B	(.46	)B	(.31	)B	(.15	)A
Net realized and unrealized gain/(loss)	3.63		3.00		8.34		4.26		18.45		(8.67)

Total from investment operations	3.31		2.43		7.79		3.80		18.14		(8.82)

Distributions from:
Net realized gain on investments	(1.28)		—		—		—		—		—

Total distributions	(1.28)		—		—		—		—		—

Net asset value, end of period	$73.60		$71.57		$69.14		$61.35		$57.55		$39.41

Total return	4.57	%C	3.51%		12.70%		6.60%		46.03%		(18.29)%
Ratios to Average Net Assets:D
Total expenses	1.68	%E	1.70%		1.68%		1.68%		1.70%		1.72	%F
Expenses net of waivers, if any	1.68	%E	1.69%		1.68%		1.68%		1.70%		1.72	%F
Expenses net of all reductions	1.68	%E	1.69%		1.68%		1.68%		1.70%		1.72	%F
Net investment loss	(.85	)%E	(.84)%		(.83)%		(.77)%		(.61)%		(.37)%
Supplemental Data:
Portfolio turnover rate	5.9	%C	11.1%		12.7%		8.8%		3.8%		25.0%
Net assets, end of period (in thousands)	$10,602,989		$11,111,284		$12,117,518		$11,208,979		$10,790,770		$6,981,433

A	Computed using average daily shares outstanding.
B	Computed using SEC method.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/ or voluntary expense waivers.

E	Annualized.
F

Interest expense incurred with respect to the borrowing described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was 1.72% for the year ended March 31, 2003.

See notes to financial statements.

Semi-Annual Report to Shareholders

Class R:

	Six Months Ended September 30, 2007		Period Ended March 31, 2007G
	(Unaudited)
Net asset value, beginning of period	$78.21		$79.73

Investment operations:
Net investment loss	(0.17	)A	(.08	)A
Net realized and unrealized gain/(loss)	3.94		(1.44)

Total from investment operations	3.77		(1.52)

Distributions from:
Net realized gain on investments	(1.28)		—

Total distributions	(1.28)		—

Net asset value, end of period	$80.70		$78.21

Total return	4.79	%C	(1.92	)%C

Ratios to Average Net Assets:D
Total expenses	1.30	%E	6.25	%E
Expenses net of waivers, if any	1.30	%E	1.19	%E
Expenses net of all reductions	1.30	%E	1.19	%E
Net investment loss	(.43	)%E	(.45	)%E
Supplemental Data:
Portfolio turnover rate	5.9	%C	11.1%
Net assets, end of period (in thousands)	$41,929		$608

G	For the period December 28, 2006 (commencement of operations) to March 31, 2007.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights — Continued

Financial Intermediary Class:

	Six Months Ended September 30, 2007		Years Ended March 31,
			2007		2006		2005		2004		2003
	(Unaudited)
Net asset value, beginning of period	$78.23		$75.07		$66.18		$61.67		$41.95		$50.97

Investment operations:
Net investment income/(loss)	(.08	)A	(.12	)A	(.10	)B	(.07	)B	.02	B	.12	A
Net realized and unrealized gain/(loss)	3.95		3.28		8.99		4.58		19.70		(9.14)

Total from investment operations	3.87		3.16		8.89		4.51		19.72		(9.02)

Distributions from:
Net realized gain on investments	(1.28)		—		—		—		—		—

Total distributions	(1.28)		—		—		—		—		—

Net asset value, end of period	$80.82		$78.23		$75.07		$66.18		$61.67		$41.95

Total return	4.90	%C	4.21%		13.43%		7.31%		47.01%		(17.70)%
Ratios to Average Net
Assets:D
Total expenses	1.03	%E	1.03%		1.02%		1.03%		1.03%		1.07	%H
Expenses net of waivers, if any	1.03	%E	1.03%		1.02%		1.03%		1.03%		1.07	%H
Expenses net of all reductions	1.03	%E	1.03%		1.02%		1.03%		1.03%		1.07	%H
Net investment income (loss)	(.20	)%E	(.17)%		(.18)%		(.14)%		.04%		.27%
Supplemental Data:
Portfolio turnover rate	5.9	%C	11.1%		12.7%		8.8%		3.8%		25.0%
Net assets, end of period (in thousands)	$1,798,715		$2,210,274		$2,047,848		$944,489		$500,241		$227,189

H

Interest expense incurred with respect to the borrowing described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was 1.07% for the year ended March 31, 2003.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	Six Months Ended September 30, 2007		Years Ended March 31,
			2007		2006		2005		2004		2003
	(Unaudited)
Net asset value, beginning of period	$79.78		$76.30		$67.04		$62.26		$42.21		$51.12

Investment operations:
Net investment income	.06	A	.12	A	.10	B	.12	B	.18	B	.28	A
Net realized and unrealized gain/(loss)	4.03		3.36		9.16		4.66		19.87		(9.19)

Total from investment operations	4.09		3.48		9.26		4.78		20.05		(8.91)

Distributions from:
Net realized gain on investments	(1.28)		—		—		—		—		—

Total distributions	(1.28)		—		—		—		—		—

Net asset value, end of period	$82.59		$79.78		$76.30		$67.04		$62.26		$42.21

Total return	5.08	%C	4.56%		13.81%		7.68%		47.50%		(17.43)%
Ratios to Average Net Assets:D
Total expenses	.69	%E	.70%		.69%		.69%		.70%		.72	%I
Expenses net of waivers, if any	.69	%E	.70%		.69%		.69%		.70%		.72	%I
Expenses net of all reductions	.69	%E	.70%		.69%		.69%		.70%		.72	%I
Net investment income	.14	%E	.16%		.16%		.21%		.38%		.64%
Supplemental Data:
Portfolio turnover rate	5.9	%C	11.1%		12.7%		8.8%		3.8%		25.0%
Net assets, end of period (in thousands)	$6,755,885		$6,801,035		$6,213,811		$4,353,817		$2,928,977		$1,434,110

I

Interest expense incurred with respect to the borrowing described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was .72% for the year ended March 31, 2003.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Value Trust, Inc.

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

The Legg Mason Value Trust, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end, diversified investment company.

Value Trust offers four classes of shares: Primary Class, Class R, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class, Class R and Financial Intermediary Class shares and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors known to the Fund are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of fair valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified in the portfolio of investments.

Semi-Annual Report to Shareholders

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2007, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales
$1,175,520	$2,602,830

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the debt obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Value Trust, Inc. — Continued

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Commission Recapture

The Fund has entered into a directed brokerage agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included with realized gain/(loss) on investment transactions. For the six months ended September 30, 2007, the Fund did not receive any commission rebates.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Distributions from net investment income, if available, are determined at the class level and paid annually. Distributions from net realized gains, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary in order to comply with federal excise. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Foreign Taxes

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Semi-Annual Report to Shareholders

2. Federal Income Taxes:

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute to shareholders substantially all of its income and net realized gains on investments, if any, yearly. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2007.

3. Transactions With Affiliates:

The Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to the agreement, LMCM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund’s average daily net assets. The annual advisory fee rates for the Fund are provided in the chart below:

Management Fee	Asset Breakpoint
0.70%	on the first $2 billion
0.65%	on the next $20 billion
0.62%	on the next $10 billion
0.59%	exceeding $ 32 billion

The Fund’s agreement with LMCM provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent directors and certain other expenses. For the six months ended September 30, 2007, LMCM reimbursed the Fund $72 for these expenses.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Value Trust, Inc. — Continued

Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under a sub-administration agreement with LMCM. For LMFA’s services to the Fund, LMCM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund.

Legg Mason Investor Services, LLC (“LMIS”), serves as the Fund’s distributor. LMIS receives an annual distribution fee and an annual service fee, based on the Fund’s Primary, Class R and Financial Intermediary Classes’ average daily net assets, computed daily and payable monthly as follows:

	Distribution Fee	Service Fee
Primary Class	0.70%	0.25%
Class RA	0.25%	0.25%
Financial Intermediary ClassA	N/A	0.25%

LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent pursuant to which LMFS receives payments from the Fund’s transfer agent with respect to accounts where third parties provide certain services to the Fund. These payments are used to offset the Fund’s expenses for such services. These payments totaled $592 for the six months ended September 30, 2007.

LMCM, LMFA, LMIS, and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

A

The Rule 12b-1 plan for Class R and the Financial Intermediary Class of the Fund provides for payments of distribution and service fees to LMIS at an annual rate of 0.75% and 0.40% of each class average daily net assets, respectively, subject to the authority of the Board of Directors to set a lower amount. The Board of Directors has currently approved payments under this plan of 0.50% and 0.25% of the average daily net assets of Class R and Financial Intermediary Class, respectively.

Semi-Annual Report to Shareholders

4. Transactions With Affiliated Companies:

Transactions during the six months ended September 30, 2007, with companies which are or were affiliated, due to the Fund owning at least 5% of the Company’s voting securities, were as follows:

	Affiliate Value at 3/31/07	Purchased		Sold		Dividend Income	Value at 9/30/07	Realized Gain/(Loss)
		Cost	Shares	Cost	Shares
Amazon.com Inc.B	$935,065	$—	—	$176,370	5,342	—	$—	$244,827
Centex Corp.B	259,036	—	—	15,329	223	—	—	(7,777)
Eastman Kodak Co.	485,040	—	—	28,761	543	5,375	560,807	(14,042)
Expedia Inc	445,295	—	—	58,745	1,973	—	549,537	473
Health Net Inc.B	498,948	—	—	72,833	3,771	—	—	135,354
IAC/InterActiveCorp	626,344	—	—	42,299	1,219	—	456,636	(7,488)
Qwest Communications International Inc.	935,724	—	—	156,664	7,794	—	882,026	(84,464)
The AES Corp.	1,056,741	—	—	25,148	1,298	—	958,052	(821)

	$5,242,193	$—		$576,149		$5,375	$3,407,058	$266,062

B	This security is no longer an affiliated company.

5. Line of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended September 30, 2007.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Value Trust, Inc. — Continued

6. Fund Share Transactions:

At September 30, 2007, there were 450,000, 500,000, 100,000, 450,000 shares authorized at $.001 par value for the Primary Class, Class R, Financial Intermediary and Institutional Classes respectively, of the Fund. Share transactions were as follows:

	Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Amount	Shares		Amount
Primary Class
Shares sold	3,515	$260,595	14,685		$998,019
Shares issued on reinvestment	2,409	182,996	—		—
Shares repurchased	(17,099)	(1,266,559)	(34,702)		(2,372,518)

Net Decrease	(11,175)	$(822,968)	(20,017)		$(1,374,499)

Class R
Shares sold	555	$45,352	8	C	$603	C
Shares issued on reinvestment	4	340	—		—
Shares repurchased	(47)	(3,827)	—		—

Net Increase	512	$41,865	8		$603

Financial Intermediary Class
Shares sold	2,783	$225,168	10,340		$753,376
Shares issued on reinvestment	406	33,844	—		—
Shares repurchased	(9,186)	(734,025)	(9,366)		(701,316)

Net Increase (Decrease)	(5,997)	$(475,013)	974		$52,060

Institutional Class
Shares sold	5,669	$468,638	22,190		$1,667,761
Shares issued on reinvestment	1,208	102,814	—		—
Shares repurchased	(10,324)	(849,861)	(18,376)		(1,383,739)

Net Increase (Decrease)	(3,447)	$(278,409)	3,814		$284,022

C	For the period December 28, 2006 (commencement of operations) to March 31, 2007.

Semi-Annual Report to Shareholders

7. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. FIN 48 is effective for fiscal periods beginning after December 15, 2006.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, Management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Fund Information

Investment Adviser

Legg Mason Capital Management, Inc.

Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman

Mark R. Fetting, President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer

Gregory T. Merz, Vice President and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Wm. Shane Hughes, Treasurer

Susan C. Curry, Assistant Treasurer

William S. Kirby, Assistant Treasurer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

About the Legg Mason Funds

Equity Funds

American Leading Companies Trust

Classic Valuation Fund

Growth Trust

Special Investment Trust

U.S. Small-Capitalization Value Trust

Value Trust

Specialty Funds

Opportunity Trust

Global Funds

Emerging Markets Trust

International Equity Trust

Taxable Bond Funds

Investment Grade Income Portfolio

Limited Duration Bond Portfolio

Tax-Free Bond Funds

Maryland Tax-Free Income Trust

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of topnotch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmason.com/funds/about/aboutlmf.asp#results.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. For a free prospectus for this or any other Legg Mason Fund, visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds	Legg Mason Investor Services — Institutional
For Primary Class Shareholders	For R, FI and I Class Shareholders
c/o BFDS	c/o BFDS
P.O. Box 55214	P.O. Box 8037
Boston, MA 02205-8504	Boston, MA 02206-8037
800-822-5544	888-425-6432
www.leggmasonfunds.com	www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor A Legg Mason, Inc. subsidiary

LMF-002 (TN07-1124)/S (11/07)

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semiannual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Value Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date:	November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date:	November 27, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski

Vice President and Chief Financial Officer, Legg Mason Value Trust, Inc.

Date:	November 20, 2007